UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRB Management, L.P.
Address: 300 Crescent Court
         Suite 1111
         Dallas, Texas  75201

13F File Number:  28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven R. Becker
Title:     Manager of BC Advisors, L.L.C., General Partner
Phone:     214.756.6016

Signature, Place, and Date of Signing:

     Steven R. Becker     Dallas, Texas     August 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $70,355 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVIDENTITY CORP             COM              00506P103      919   336731 SH       SOLE                   336731
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105      640   217700 SH       SOLE                   217700
ALPHATEC HOLDINGS INC          COM              02081G102     6346  1555287 SH       SOLE                  1555287
AUTOBYTEL INC                  COM              05275N106     5883  4143191 SH       SOLE                  4143191
AVANEX CORP                    COM              05348W109     1808  1600000 SH       SOLE                  1600000
BROADPOINT SECURITIES GRP IN   COM              11133V108     1918   958933 SH       SOLE                   958933
BTU INTL INC                   COM              056032105     1380   116768 SH       SOLE                   116768
CALIPER LIFE SCIENCES INC      *W EXP 08/10/201 130872112      142   236330 SH       SOLE                   236330
CHORDIANT SOFTWARE INC         COM NEW          170404305      207    41400 SH       SOLE                    41400
CONCURRENT COMPUTER CORP NEW   COM              206710204      867  1275240 SH       SOLE                  1275240
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202       99   152110 SH       SOLE                   152110
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202        2   200000 SH       SOLE                   200000
DUSA PHARMACEUTICALS INC       COM              266898105     2679  1332667 SH       SOLE                  1332667
DUSA PHARMACEUTICALS INC       COM              266898105      869   432297 SH       SOLE                   432297
EMAGEON INC                    COM              29076V109       97    45238 SH       SOLE                    45238
ENDWAVE CORP                   COM NEW          29264A206      673   106044 SH       SOLE                   106044
GLU MOBILE INC                 COM              379890106     1662   344050 SH       SOLE                   344050
HIRERIGHT INC                  COM              433538105     3029   177160 SH       SOLE                   177160
INVENTURE GROUP INC            COM              461214108     4759  2766597 SH       SOLE                  2766597
MAXYGEN INC                    COM              577776107     1214   358200 SH       SOLE                   358200
MICRUS ENDOVASCULAR CORP       COM              59518V102      382    27255 SH       SOLE                    27255
MRV COMMUNICATIONS INC         COM              553477100      508   426500 SH       SOLE                   426500
NETWORK EQUIP TECHNOLOGIES     COM              641208103     1798   506600 SH       SOLE                   506600
NXSTAGE MEDICAL INC            COM              67072V103      508   132200 SH       SOLE                   132200
ORTHOVITA INC                  COM              68750U102     3025  1475476 SH       SOLE                  1475476
PFSWEB INC                     COM NEW          717098206      606   127658 SH       SOLE                   127658
PLATO LEARNING INC             COM              72764Y100      804   300000 SH       SOLE                   300000
RADVISION LTD                  ORD              M81869105     1094   179715 SH       SOLE                   179715
RETAIL VENTURES INC            COM              76128Y102     1323   287660 SH       SOLE                   287660
SALARY COM INC                 COM              794006106     1992   500547 SH       SOLE                   500547
SENORX INC                     COM              81724W104     1749   225700 SH       SOLE                   225700
SOUNDBITE COMMUNICATIONS INC   COM              836091108     2986   862900 SH       SOLE                   862900
STRATEGIC DIAGNOSTICS INC      COM              862700101     7829  2150739 SH       SOLE                  2150739
SYMMETRICOM INC                COM              871543104      287    74653 SH       SOLE                    74653
THERMAGE INC                   COM              88343R101     1835   641709 SH       SOLE                   641709
U.S. AUTO PARTS NETWORK INC    COM              90343C100     4707  1300347 SH       SOLE                  1300347
WESTELL TECHNOLOGIES INC       CL A             957541105     3729  2762236 SH       SOLE                  2762236